TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

12. TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2024	December 31, 2023
Trade accounts payable	$609,869	$1,259,623
Accrued liabilities	1,789,318	1,345,649
Government grant payable	-	33,709
	$2,399,187	$2,638,981